Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net income	$ 5,418	$ 5,346	$ 5,388
Adjustments to reconcile net income to net cash provided (used) by operating activities
Provision for credit losses	773	408	441
Depreciation and amortization	1,315	1,129	1,117
Deferred income taxes	303	133	(403)
Changes in fair value of mortgage servicing rights	645	172	323
Undistributed earnings from BlackRock	(531)	(525)	(727)
Net change in
Trading securities and other short-term investments	560	(893)	305
Loans held for sale	(123)	1,635	(1,148)
Other assets	(788)	108	647
Accrued expenses and other liabilities	132	295	(704)
Other	(341)	32	340
Net cash provided (used) by operating activities	7,363	7,840	5,579
Sales
Securities available for sale	7,755	7,505	5,647
Loans	1,664	1,323	2,001
Repayments/maturities
Securities available for sale	11,974	9,388	10,734
Securities held to maturity	3,348	2,447	2,948
Purchases
Securities available for sale	(23,739)	(23,418)	(13,605)
Securities held to maturity	(1,751)	(3,370)	(5,605)
Loans	(1,027)	(690)	(841)
Net change in
Federal funds sold and resale agreements	4,899	(5,837)	(245)
Interest-earning deposits with banks	(12,520)	17,702	(2,884)
Loans	(14,963)	(7,335)	(10,483)
Net cash (paid for) received from acquisition and divestiture activity	75		(1,342)
Other	(705)	(1,684)	(1,220)
Net cash provided (used) by investing activities	(24,990)	(3,969)	(14,895)
Net change in
Noninterest-bearing deposits	(1,166)	(6,016)	(264)
Interest-bearing deposits	21,882	8,690	8,255
Federal funds purchased and repurchase agreements	4,260	392	(148)
Federal Home Loan Bank borrowings	4,800	1,500
Commercial paper		(100)	100
Other borrowed funds	(495)	20	459
Sales/issuances
Federal Home Loan Bank borrowings	12,040	9,500	11,000
Bank notes and senior debt	8,977	3,238	7,062
Subordinated debt	744	1,243
Other borrowed funds	1,131	500	427
Preferred stock
Common and treasury stock	90	69	132
Repayments/maturities
Federal Home Loan Bank borrowings	(22,000)	(10,536)	(7,512)
Bank notes and senior debt	(5,600)	(6,175)	(1,800)
Subordinated debt	(700)	(575)	(2,758)
Other borrowed funds	(1,174)	(548)	(318)
Redemption of noncontrolling interests			(1,000)
Acquisition of treasury stock	(3,578)	(2,877)	(2,447)
Preferred stock cash dividends paid	(236)	(236)	(236)
Common stock cash dividends paid	(1,895)	(1,601)	(1,266)
Net cash provided (used) by financing activities	17,080	(3,512)	9,686
Net Increase (Decrease) In Cash And Due From Banks	(547)	359	370
Net cash provided by operating activities of discontinued operations	299	264	65
Net cash provided (used) by continuing operations	(846)	95	305
Cash and due from banks at beginning of period	5,608	5,249	4,879
Cash and due from banks at end of period	5,061	5,608	5,249
Supplemental Disclosures
Interest paid	3,742	2,835	1,743
Income taxes paid	430	372	72
Income taxes refunded	17	468	24
Leased assets obtained in exchange for new operating lease liabilities	317
Right-of-use assets recognized at adoption of ASU 2016-02	2,004
Non-cash Investing and Financing Items
Transfer from loans to loans held for sale, net	958	403	419
Transfer from loans to foreclosed assets	174	193	215
Transfer from trading securities to available for sale securities	$ 328		$ 192